Operations - Additional Information (Detail) - BRL (R$) R$ in Thousands						1 Months Ended		12 Months Ended
	Dec. 21, 2018	Dec. 20, 2018	Dec. 21, 2017	Dec. 12, 2017	Feb. 23, 2017	Jun. 30, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 27, 2018	Aug. 07, 2018	Jul. 31, 2018	Apr. 24, 2018
Disclosure of background and operations [Line Items]
Payments for replacement stock options awards					R$ 275,780
Cash received on sale of credit rights			R$ 1,340,000					R$ 1,340,000
Amount against application of blocking of assets and securities												R$ 120,000
Shell argentina [member]
Disclosure of background and operations [Line Items]
Acquisition percentage													100.00%
TTA - SAS Techniques et Technologies Appliquees [member]
Disclosure of background and operations [Line Items]
Additional goodwill								23,618
LubrigrupoII, S.A. [member]
Disclosure of background and operations [Line Items]
Additional goodwill								6,856
Stanbridge Group Limited [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price						R$ 136,499
Additional goodwill								R$ 31,726
Contingent consideration						R$ 31,726
BNDES [member]
Disclosure of background and operations [Line Items]
Financing amount approved										R$ 799,999	R$ 2,887,298
Commercial Lubricants LLC [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price		R$ 112,858
Consideration transferred, net of cash received		112,858
Commercial Lubricants LLC [member] | Goodwill [member]
Disclosure of background and operations [Line Items]
Additional goodwill		R$ 67,548
Moove Lubricants Limited [member]
Disclosure of background and operations [Line Items]
Contribution	R$ 562,000
Percentage of issuance of new common shares	30.00%
Total capital increase	R$ 434,000
Moove Lubricants Limited [member] | Until 2021 [member]
Disclosure of background and operations [Line Items]
Total capital increase	R$ 128,000
Capital Reserve [member]
Disclosure of background and operations [Line Items]
Fair value of share received					R$ 97,924
Rumo S.A. [member]
Disclosure of background and operations [Line Items]
Number of shares exchange rights exercised					11,479,987
Subsidiary comgas [member]
Disclosure of background and operations [Line Items]
Percentage of put options				16.77%
Subsidiary comgas [member] | Cosan S.A. [member]
Disclosure of background and operations [Line Items]
Number of sale in stock subsidiary				17,187,937
Sales percentage of stock in subsidiary				4.21%
Cosan Lubes Investments Limited [member] | TTA - SAS Techniques et Technologies Appliquees [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price							R$ 44,235
Consideration transferred, net of cash received							33,028
Cosan Lubes Investments Limited [member] | TTA - SAS Techniques et Technologies Appliquees [member] | Goodwill [member]
Disclosure of background and operations [Line Items]
Additional goodwill							23,618
Cosan Lubes Investments Limited [member] | LubrigrupoII, S.A. [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price							11,339
Consideration transferred, net of cash received							10,044
Cosan Lubes Investments Limited [member] | LubrigrupoII, S.A. [member] | Goodwill [member]
Disclosure of background and operations [Line Items]
Additional goodwill							R$ 6,856
Cosan S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held								60.25%
Cosan S.A. [member] | Rumo S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held								1.71%	1.71%
Cosan S.A. [member] | Cosan Lubes Investments Limited [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held								100.00%	100.00%
Cosan Logistica S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held								72.50%
Cosan Logistica S.A. [member] | Rumo S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held								28.47%	28.47%